Consolidated Balance Sheet (Parenthetical)	11 Months Ended
Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0
Preferred stock, shares authorized	Unlimited
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Common Stock, Shares, Outstanding	5,804,254
Common Stock, Shares, Issued	5,804,254